Prospectus Supplement dated December 9, 1996 to:

                  PUTNAM AMERICAN GOVERNMENT INCOME FUND
                     Prospectus dated February 1, 1996

                     PUTNAM AMERICAN RENAISSANCE FUND
                       Prospectus dated May 1, 1996

                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                      PUTNAM ASIA PACIFIC GROWTH FUND
                     Prospectus dated February 1, 1996

                       PUTNAM ASSET ALLOCATION FUNDS
                     Prospectus dated February 1, 1996

                           PUTNAM BALANCED FUND
                       Prospectus dated May 1, 1996

                      PUTNAM BALANCED RETIREMENT FUND
                      Prospectus dated March 1, 1996

                 PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
        Prospectus dated February 1, 1996, as revised July 30,
1996

              PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND
        Prospectus dated February 1, 1996, as revised July 30,
1996

               PUTNAM CAPITAL APPRECIATION FUND
               Prospectus dated September 30, 1996

                      PUTNAM DIVERSIFIED EQUITY TRUST
                      Prospectus dated June 30, 1996

                      PUTNAM DIVERSIFIED INCOME TRUST
                     Prospectus dated February 1, 1996

                    PUTNAM DIVERSIFIED INCOME TRUST II
                       Prospectus dated May 17, 1996

                       PUTNAM EMERGING MARKETS FUND
                     Prospectus dated October 30, 1996

                         PUTNAM EQUITY INCOME FUND
                      Prospectus dated April 1, 1996

                         PUTNAM EUROPE GROWTH FUND
                     Prospectus dated October 30, 1996

                        PUTNAM FEDERAL INCOME TRUST
                      Prospectus dated March 1, 1996

                   PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                   THE PUTNAM FUND FOR GROWTH AND INCOME
                      Prospectus dated March 1, 1996

                  PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                      Prospectus dated March 1, 1996

                         PUTNAM GLOBAL GROWTH FUND
                      Prospectus dated March 1, 1996

                   PUTNAM GLOBAL GROWTH AND INCOME FUND
                      Prospectus dated June 28, 1996

                   PUTNAM GLOBAL NATURAL RESOURCES FUND
       Prospectus dated January 1, 1996, as revised August 12,
1996

                     PUTNAM GROWTH AND INCOME FUND II
                      Prospectus dated April 1, 1996

                       PUTNAM HEALTH SCIENCES TRUST
                     Prospectus dated January 1, 1996

                     PUTNAM HIGH YIELD ADVANTAGE FUND
                      Prospectus dated April 1, 1996

                          PUTNAM HIGH YIELD TRUST
                     Prospectus dated January 1, 1996

                            PUTNAM INCOME FUND
                      Prospectus dated March 1, 1996

                         PUTNAM INTERNATIONAL FUND
                      Prospectus dated June 28, 1996

                     PUTNAM INTERNATIONAL GROWTH FUND
                     Prospectus dated October 30, 1996

                PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
                      Prospectus dated August 1, 1996

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                     Prospectus dated January 1, 1996

                     PUTNAM INTERNATIONAL VOYAGER FUND
                     Prospectus dated October 30, 1996

                             PUTNAM JAPAN FUND
                      Prospectus dated June 28, 1996

                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                  PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                         PUTNAM MONEY MARKET FUND
                     Prospectus dated February 1, 1996

                       PUTNAM MUNICIPAL INCOME FUND
                      Prospectus dated June 30, 1996

                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                     Prospectus dated October 30, 1996

                           PUTNAM NEW VALUE FUND
                     Prospectus dated January 1, 1996
                          as revised May 30, 1996

                  PUTNAM NEW YORK TAX EXEMPT INCOME FUND
       Prospectus dated February 1, 1996, as revised August 2,
1996

                   PUTNAM NEW YORK TAX MONEY MARKET FUND
       Prospectus dated February 1, 1996, as revised August 2,
1996

               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
       Prospectus dated February 1, 1996, as revised August 2,
1996

                    PUTNAM OHIO TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                    Prospectus dated September 30, 1996

                       PUTNAM PREFERRED INCOME FUND
                      Prospectus dated April 1, 1996

                   PUTNAM REAL ESTATE OPPORTUNITIES FUND
                       Prospectus dated May 1, 1996

                           PUTNAM RESEARCH FUND
                       Prospectus dated May 1, 1996

                       PUTNAM TAX EXEMPT INCOME FUND
                     Prospectus dated February 1, 1996

                    PUTNAM TAX EXEMPT MONEY MARKET FUND
                     Prospectus dated February 1, 1996

                  PUTNAM UTILITIES GROWTH AND INCOME FUND
                      Prospectus dated March 1, 1996

On December 6, 1996, the Trustees of the Putnam funds approved the elimination of all of the non-fundamental investment restrictions of the above-named funds, including those summarized in the section of the prospectus entitled "How the fund(s) pursue(s) (its/their) objective(s) -- Limiting investment risk" except for the following policy, which prohibits a fund from investing more than:

     15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by them to make such determinations) to be readily marketable) or in repurchase agreements maturing in more than seven days. (Under current rules, a money market fund may not invest more than 10% of its net assets in such securities.)





                                   Job code  29917